SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Product Warrant Liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Movement in Standard Product Warranty Accrual [Roll Forward]
Accrued warranty - beginning of period	$ 0
Provision for new warranties	8,079
Warranty costs incurred	(291)
Accrued warranty - end of period	$ 7,788